Stock-Based Compensation - Schedule of Assumptions Used in Calculating the Issuance Date Fair Value (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	May 22, 2023
Schedule of Assumptions Used in Calculating the Issuance Date Fair Value [Abstract]
Number of securities issued (in Shares)	1,000,000	125,000
Vesting period	Immediate
Assumed price upon acquisition (in Dollars per share)	$ 10
Probability of winding-up	40.50%
Probability of acquisition	59.50%
Time to acquisition	1 year 2 months 1 day
Volatility (post-Acquisition)	46.47%
Risk free interest rate	3.54%